Employees' Emoluments	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
EMPLOYEES' EMOLUMENTS
17.	EMPLOYEES’ EMOLUMENTS

	Year ended December 31,
	2021	2020	2019
Salaries and other short-term benefits	1,202,852	1,741,293	2,086,041
Defined contribution benefit schemes	123,287	95,978	290,414
Total employee benefits expense (including directors’ emoluments)	1,326,139	1,837,271	2,376,455

The employees of the Group’s PRC subsidiaries are members of state-managed retirement benefit schemes operated by the local government. The subsidiaries are required to contribute a specified percentage of its payroll costs to the retirement benefit schemes to fund the benefits. The only obligation of the Group with respect to the retirement benefit schemes is to make the specified contributions.